Schedule II.-Valuation and Qualifying Accounts and Reserves (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 690	¥ 2,049	¥ 2,151
Acquisitions		0	0	0
Addition: Charged to costs and expenses		0	73	0
Deduction		(474)	(1,365)	(3)
Translation adjustment		36	(67)	(99)
Balance at end of period		252	690	2,049
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		690	2,049	2,151
Acquisitions		0	0	0
Addition: Charged to costs and expenses		0	73	0
Deduction		(474)	(1,365)	(3)
Translation adjustment		36	(67)	(99)
Balance at end of period		252	690	2,049
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		15,369	13,156	14,676
Acquisitions		805	522	0
Addition: Charged to costs and expenses		7,458	3,401	2,376
Deduction	[1]	(2,487)	(1,677)	(3,717)
Other	[2]	415	(33)	(179)
Balance at end of period		¥ 21,560	¥ 15,369	¥ 13,156

[1]	The amount of deduction includes benefits recognized in earnings, expiration of loss carryforwards and sales of subsidiaries. The amounts of expiration of loss carryforwards were ¥1,012 million in fiscal 2019, ¥782 million in fiscal 2020 and ¥1,129 million in fiscal 2021.
[2]	The amount of other includes translation adjustment and the effect of changes in statutory tax rate.